Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Schedule of exchange rates of Russian ruble to other currencies

	Average exchange rates for		Exchange rates at
	the year ended December 31,		December 31,
	2021	2022	2021	2022
US Dollar	73.6541	68.5494	74.2926	70.3375
Euro	87.1877	72.5259	84.0695	75.6553
Kazakhstan Tenge (100)	17.2630	14.8608	16.9000	15.2583
Belarussian Ruble	29.0198	25.9463	29.1458	25.7044
Moldovan Leu (10)	41.6625	36.4533	41.8550	36.7146

Summary of useful lives of property and equipment

Processing servers and engineering equipment	3-10 years
Computers and office equipment	3-6 years
Other equipment	2-11 years

Summary of useful lives of intangible assets

Bank license	indefinite
Customer relationships	4-15 years
Computer Software	2-9 years
Trademarks and other intangible assets	3-11 years